CASH AND CASH EQUIVALENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of September 30, 2024 and March 31, 2024 consisted of the following:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Cash and deposits	¥526,630	¥1,211,877
Cash equivalents	110,861	6,364
Total	¥637,491	¥1,218,241

NOTE 3 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of March 31,2024 and 2023 consist of the following:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Cash and deposits	¥1,211,877	¥342,380
Cash equivalents	6,364	69,971
Total	¥1,218,241	¥412,351